Segment Information (Revenue) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Segment revenue	¥ 91,962,415	¥ 77,842,906	¥ 80,748,138
Synthetic fibres [member]
Disclosure of operating segments [line items]
Segment revenue	2,061,765	1,915,242	2,397,015
Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	10,473,020	10,072,760	10,241,960
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	10,353,618	9,112,004	9,607,799
Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	44,521,443	35,261,722	43,894,359
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	23,713,035	20,596,948	13,719,716
Others [member]
Disclosure of operating segments [line items]
Segment revenue	839,534	884,230	887,289
Total segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	115,539,188	94,734,678	101,894,130
Total segment revenue [member] | Synthetic fibres [member]
Disclosure of operating segments [line items]
Segment revenue	2,061,765	1,915,242	2,397,015
Total segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	10,596,844	10,164,433	10,348,002
Total segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	23,302,939	20,360,722	23,305,685
Total segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	53,259,378	38,776,209	47,473,490
Total segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	24,953,285	22,148,401	16,940,621
Total segment revenue [member] | Others [member]
Disclosure of operating segments [line items]
Segment revenue	1,364,977	1,369,671	1,429,317
Inter-segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	23,576,773	16,891,772	21,145,992
Inter-segment revenue [member] | Synthetic fibres [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Inter-segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	123,824	91,673	106,042
Inter-segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	12,949,321	11,248,718	13,697,886
Inter-segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	8,737,935	3,514,487	3,579,131
Inter-segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	1,240,250	1,551,453	3,220,905
Inter-segment revenue [member] | Others [member]
Disclosure of operating segments [line items]
Segment revenue	¥ 525,443	¥ 485,441	¥ 542,028